Trade and other receivables	12 Months Ended
Dec. 31, 2025
Trade and other receivables.
Trade and other receivables

A3. Trade and other receivables

The Group’s trade receivables are recognised at the transaction price less provision for impairment. They are generally due for settlement within 30 days and are all classified as current. The amount of the provision for impairment is recognised in the income statement and movements on provisions for impaired trade receivables are recognised within operating expenses in the income statement. Amounts are generally charged to the provision for impairment of trade receivables when there is no expectation of recovering additional cash.

Expected credit loss (ECL) calculations are performed and are used to calculate the provision for impairment of trade receivables. ECL calculations are a probability-weighted estimate of credit losses and are performed at country level. The Group applies the simplified method of applying lifetime ECLs to trade receivables using an allowance matrix to measure the ECLs of trade receivables from its customers, which comprise customer portfolios across several countries. Credit risk factors that are considered as part of ECL calculations may include, but are not limited to: payment history, customer size, customer type (national/residential/commercial/government), age of debt, industry strength, economy, environmental factors such as climate change, and product or service provided.

Loss allowances are also calculated on other financial assets, although the amounts are generally not significant and the asset is recognised net of the allowance.

There is limited concentration of credit risk with respect to trade receivables due to the Group’s customer base being large and diverse. The amount of credit risk with respect to customers is represented by the carrying amount on the balance sheet. The Group policy is that credit facilities for new customers are approved by designated managers at regional level. Credit limits are set with reference to trading history and reports from credit rating agencies where they are available. Where this is not feasible, the Group may request payment in advance of work being carried out, or settlement by credit card on completion of the work. There are no trade receivables that would otherwise be past due or impaired whose terms have been renegotiated.

	2025	2024
	$m	$m
Trade receivables	877	883
Less: provision for impairment of trade receivables	(78)	(82)
Trade receivables – net	799	801
Other receivables[1]	172	160
Prepayments	84	96
Accrued income	145	147
Contract assets	3	4
Total	1,203	1,208

Analysed as follows:
Non-current	52	71
Current	1,151	1,137
Total	1,203	1,208
1.	Other receivables are stated net of loss allowance of $nil (2024: $nil).

All of the Group’s provision for impairment relates to trade receivables. Analysis of the Group’s provision for impairment of trade receivables is as follows:

	2025	2024	2023
	$m	$m	$m
At 1 January	82	87	87
Exchange differences	3	(1)	(4)
Additional provision	82	80	59
Receivables written off as uncollectable	(79)	(80)	(48)
Unused amounts reversed	(7)	(8)	(10)
Acquisition of companies and businesses	—	4	3
Disposal of companies and businesses	(3)	—	—
At 31 December	78	82	87

The ageing of trade receivables and provision for impairment is as follows:

	Trade	Provision for	Trade	Provision for
	receivables	impairment	receivables	impairment
	2025	2025	2024	2024
	$m	$m	$m	$m
Not due	387	—	362	—
Overdue by less than 1 month	206	(1)	213	(1)
Overdue by between 1 and 3 months	108	(6)	152	(4)
Overdue by between 3 and 6 months	79	(9)	67	(14)
Overdue by between 6 and 12 months	46	(17)	49	(25)
Overdue by more than 12 months	51	(45)	40	(38)
At 31 December	877	(78)	883	(82)

The carrying amounts of the Group’s trade receivables are denominated in the following currencies:

	2025	2024
	$m	$m
Pound sterling	79	71
Euro	167	200
US dollar	380	378
Other currencies	251	234
Carrying value	877	883

Fair value is considered to be equal to carrying value for all trade and other receivables.